Acquisitions of subsidiaries - Assets and Liabilities Assumed (Details) - Aplo SAS ¥ in Millions	Oct. 14, 2025 JPY (¥)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	¥ 278
Crypto assets held (current)	199
Customer accounts receivable	19
Other financial assets	150
Other current assets	11
Property and equipment	2
Other financial assets (non-current)	17
Identifiable intangible assets	2,092
Deferred tax liabilities	(523)
Other financial liabilities	(128)
Other current liabilities	(8)
Other financial liabilities (non-current)	(244)
Total identifiable net assets acquired	¥ 1,865